SEMIANNUAL REPORT JUNE 30, 2002


                                 CENTENNIAL AMERICA FUND, L.P.

                                 [LOGO OMITTED]
                       OPPENHEIMERFUNDS[REGISTRATION MARK]
                             The Right Way to Invest

CENTENNIAL AMERICA FUND, L.P.

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DEAR SHAREHOLDER:

     We are pleased to provide you with this semiannual report for Centennial America Fund, L.P. For the six-month reporting period that ended June 30, 2002, the Fund provided a 1.69% compounded annual yield. Without the effects of compounding, the equivalent yield was 1.67%. As of June 30, 2002, the seven-day annualized yields, with and without compounding, were 1.12% and 1.11%, respectively.(1)
     When the six-month reporting period began in January 2002, the U.S. economy was continuing to recover from the recession, fighting to stay afloat following September 11 and challenging the Federal Reserve Board's ("the Fed") aggressive efforts to boost growth. The previous year, the Fed cut interest rates a surprising 11 times, bringing the federal funds rate to just 1.75%, its lowest level since 1961. The low-interest-rate climate helped spur stronger-than-expected consumer spending, leading the economy to rebound surprisingly quickly. Many questions nevertheless remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness.
     This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks. In this environment, demand for certain bonds was robust as investors sought perceived safe havens. With low interest rates predominating during the period, yields on fixed-income securities with very short maturities--such as those found in the Fund--were universally low.
     With rates low, we tried to maintain the Fund's average maturity as long as possible, thus locking in higher yields for an extended time. At the beginning of the period, the Fund operated under a requirement to maintain the portfolio's average maturity below 60 days. Accordingly, we kept the maturity very close to that level to maximize yields while striving to offer a stable net asset value for shareholders. In February 2002, however, the requirement was modified, enabling us to increase the Fund's average maturity to 90 days and bring it in line with that of other similarly managed funds. With this new guideline in place, we sought to capture higher yields by investing in a higher percentage of securities with longer maturities as well as strong credit qualities.
     Because the Centennial America Fund, L.P., generally invests exclusively in government securities, its portfolio was insulated from most of the credit concerns that affected money market funds. During the past year, we focused our investments on variable rate discount notes (by variable rate, we mean their yields are periodically reset to remain in line with changes in interest rates) and a variety of short-term securities issued by U.S. government agencies, such as Fannie Mae, Freddie Mac and the Federal Home Loan Bank.


1. Compounded yields assume reinvestment of dividends. The Fund's investment strategy, allocations and focus can change over time.

2 CENTENNIAL AMERICA FUND, L.P.

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     Looking ahead, we plan to continue managing the Fund defensively. Although we believe interest rates are unlikely to remain at their current low levels, we don't expect the Fed to raise rates in the immediate future either. In such an environment, we are positioning the Fund to attempt to earn a competitive yield in the current low-interest-rate environment while preparing the Fund for potential future rate increases. Accordingly, we have been looking to buy appropriate longer-maturity securities as well as continuing to invest in floating-rate debt that would reflect higher yields if they become available. As we strive to maximize yields for Fund shareholders, our overriding goal remains to provide a stable investment amid significant market and economic uncertainty.

Sincerely,

/S/ JAMES C. SWAIN                          /S/ JOHN V. MURPHY
    --------------                              --------------
    James C. Swain                              John V. Murphy
    CEO and Chairman                            President
    Centennial America Fund, L.P.               Centennial America Fund, L.P.
    July 22, 2002

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

3 CENTENNIAL AMERICA FUND, L.P.

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited

                                                                                              PRINCIPAL              VALUE
                                                                                                 AMOUNT         SEE NOTE 1
==========================================================================================================================
 U.S. GOVERNMENT AGENCIES--99.8%
--------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.77%, 8/9/02                                                                               $5,000,000        $ 4,990,413
 6.375%, 11/15/02                                                                             2,400,000          2,440,353
--------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.77%, 8/8/02                                                                                2,000,000          1,996,263
 1.811%, 7/11/02                                                                              2,000,000          1,998,994
 1.895%, 7/17/02                                                                              3,000,000          2,997,473
 1.95%, 10/18/02                                                                              2,200,000          2,187,011
 1.97%, 10/23/02                                                                              2,000,000          1,987,523
 6.25%, 10/15/02                                                                              3,000,000          3,035,906
 6.625%, 8/15/02                                                                              2,100,000          2,112,101
--------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.77%, 8/7/02                                                                                3,000,000          2,994,543
 1.80%, 12/11/02                                                                              2,500,000          2,479,625
 1.93%, 7/1/02                                                                                2,849,500          2,849,500
 2.17%, 10/4/02                                                                               2,008,000          1,996,501
--------------------------------------------------------------------------------------------------------------------------
 Student Loan Marketing Assn., guaranteeing commercial paper of
 Nebhelp, Inc., 1.78%, 7/19/02(1)                                                             5,530,000          5,525,078

--------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $39,591,284)                                                    99.8%        39,591,284
--------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                    0.2             73,760
                                                                                              ----------------------------
 NET ASSETS                                                                                       100.0%       $39,665,044
                                                                                              ============================



FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,525,078, or 13.93% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Managing General Partners.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



4 CENTENNIAL AMERICA FUND, L.P.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 June 30, 2002
===========================================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $39,591,284)--see accompanying statement                                           $39,591,284
---------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                               252,234
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                                           111,129
 Shares of beneficial interest sold                                                                                  18,917
 Other                                                                                                                6,059
                                                                                                                -----------
 Total assets                                                                                                    39,979,623

===========================================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                             260,640
 Service plan fees                                                                                                   21,664
 Dividends                                                                                                           12,549
 Tax provision                                                                                                        7,452
 Transfer and shareholder servicing agent fees                                                                          832
 Other                                                                                                               11,442
                                                                                                                -----------
 Total liabilities                                                                                                  314,579

===========================================================================================================================
 NET ASSETS                                                                                                     $39,665,044
                                                                                                                ===========

===========================================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                                $39,663,507
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                             1,537
                                                                                                                -----------
 NET ASSETS--applicable to 39,662,008 shares of beneficial interest outstanding                                 $39,665,044
                                                                                                                ===========

===========================================================================================================================
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                             $1.00
                                                                                                                      =====




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


5 CENTENNIAL AMERICA FUND, L.P.

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended June 30, 2002
==========================================================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                         $406,054

==========================================================================================================================
 EXPENSES
--------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                    95,785
--------------------------------------------------------------------------------------------------------------------------
 Service plan fees                                                                                                  41,908
--------------------------------------------------------------------------------------------------------------------------
 Tax provision                                                                                                      13,794
--------------------------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                                       12,048
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 Transfer and shareholder servicing agent fees                                                                       4,561
--------------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                         3,594
--------------------------------------------------------------------------------------------------------------------------
 Managing General Partners' compensation                                                                             1,105
--------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                           732
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 Other                                                                                                               2,020
                                                                                                                  --------
 Total expenses                                                                                                    175,547
 Less reduction to custodian expenses                                                                                 (732)
                                                                                                                  --------
 Net expenses                                                                                                      174,815

==========================================================================================================================
 NET INVESTMENT INCOME                                                                                             231,239

==========================================================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                                                                      564

==========================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $231,803
                                                                                                                  ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

6 CENTENNIAL AMERICA FUND, L.P.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS            YEAR
                                                                                                     ENDED           ENDED
                                                                                             JUNE 30, 2002    DECEMBER 31,
                                                                                               (UNAUDITED)            2001
==========================================================================================================================
 OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                         $   231,239   $   1,625,253
--------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                                     564             856
                                                                                               ---------------------------
 Net increase in net assets resulting from operations                                              231,803       1,626,109

==========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                                                             (231,239)     (1,596,905)

==========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions          (9,959,342)      6,589,915

==========================================================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                                      (9,958,778)      6,619,119
--------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                            49,623,822      43,004,703
                                                                                               ---------------------------
 End of period                                                                                 $39,665,044     $49,623,822
                                                                                               ===========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

7 CENTENNIAL AMERICA FUND, L.P.

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                                JUNE 30, 2002                                                  DECEMBER 31,
                                                  (UNAUDITED)        2001         2000        1999         1998        1997
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                  .01         .03          .05         .04          .04         .05
 Dividends and/or distributions to shareholders          (.01)       (.03)        (.05)       (.04)        (.04)       (.05)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $1.00       $1.00        $1.00       $1.00        $1.00       $1.00
                                                        ====================================================================

============================================================================================================================
 TOTAL RETURN(1)                                        0.54%        3.27%        5.52%       3.82%        4.40%       4.63%
----------------------------------------------------------------------------------------------------------------------------


============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $39,665     $49,624      $43,005     $27,503      $22,162     $14,580
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $42,867     $49,690      $35,333     $24,285      $19,724     $16,320
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                   1.09%       3.27%        5.35%       3.82%        4.23%       4.53%
 Expenses                                                0.83%       0.87%        1.00%       1.32%        1.22%(3)    0.98%(3)



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8 CENTENNIAL AMERICA FUND, L.P.

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
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JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
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FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership." As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

9 CENTENNIAL AMERICA FUND, L.P.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED JUNE 30, 2002       YEAR ENDED DECEMBER 31, 2001
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 Sold                                                     121,903,489     $ 121,903,489       88,942,327      $ 88,942,327
 Dividends and/or distributions reinvested                    203,475           203,475        1,577,167         1,577,167
 Redeemed                                                (132,067,805)     (132,067,805)     (83,929,579)      (83,929,579)
                                                         ------------------------------------------------------------------
 Net increase (decrease)                                   (9,960,841)    $ (9,960,841)        6,589,915      $  6,589,915
                                                         ==================================================================

================================================================================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.45%.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a $14.75 per account fee.
--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Fund has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Fund.

10 CENTENNIAL AMERICA FUND, L.P.

SHAREHOLDER MEETING  Unaudited

On May 10, 2002, a meeting was held at which all of the nominated Managing General Partners were elected as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

PROPOSAL NO. 1

NOMINEE                                               FOR                         WITHHELD                              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
James C. Swain                             34,939,197.295                    4,076,346.665                      39,015,543.96
Richard F. Grabish                         34,939,197.295                    4,076,346.665                      39,015,543.96
William L. Armstrong                       34,939,197.295                    4,076,346.665                      39,015,543.96
Robert G. Avis                             34,939,197.295                    4,076,346.665                      39,015,543.96
George C. Bowen                            34,939,197.295                    4,076,346.665                      39,015,543.96
Edward L. Cameron                          34,939,197.295                    4,076,346.665                      39,015,543.96
Jon S. Fossel                              34,939,197.295                    4,076,346.665                      39,015,543.96
Sam Freedman                               34,939,197.295                    4,076,346.665                      39,015,543.96
F. William Marshall, Jr.                   34,939,197.295                    4,076,346.665                      39,015,543.96

11 CENTENNIAL AMERICA FUND, L.P.

CENTENNIAL AMERICA FUND, L.P.


======================================================================================================
 MANAGING GENERAL PARTNERS     James C. Swain, Managing General Partner, CEO and Chairman of the Board
 AND OFFICERS                  William L. Armstrong, Managing General Partner
                               Robert G. Avis, Managing General Partner
                               George C. Bowen, Managing General Partner
                               Edward L. Cameron, Managing General Partner
                               Jon S. Fossel, Managing General Partner
                               Sam Freedman, Managing General Partner
                               Richard F. Grabish, Managing General Partner
                               Beverly L. Hamilton, Managing General Partner
                               Robert J. Malone, Managing General Partner
                               F. William Marshall, Jr., Managing General Partner
                               John V. Murphy, President
                               Barry D. Weiss, Vice President
                               Carol E. Wolf, Vice President
                               Robert G. Zack, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Katherine P. Feld, Assistant Secretary
                               Kathleen T. Ives, Assistant Secretary
                               Denis R. Molleur, Assistant Secretary

======================================================================================================
 INVESTMENT ADVISOR            OppenheimerFunds, Inc.

======================================================================================================
 DISTRIBUTOR                   Centennial Asset Management Corporation

======================================================================================================
 SUB-DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

======================================================================================================
 TRANSFER AND SHAREHOLDER      Shareholder Services, Inc.
 SERVICING AGENT

======================================================================================================
 INDEPENDENT AUDITORS          Deloitte & Touche LLP

======================================================================================================
 LEGAL COUNSEL                 Myer, Swanson, Adams & Wolf, P.C.

                               The financial statements included herein have been taken from the records of the Fund without examination of those records by independent auditors.
                               For more complete information about Centennial America Fund, L.P., please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310
                               (inside U.S.) or 1.303.768.3200 (outside U.S.) Please read the prospectus carefully before you invest any money.


RS0870.001.0602 August 29, 2002